UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment []; Amendment Number:
                                               -------

This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Courage Capital Management, LLC
Address:   4400 Harding Road
           Suite 503
           Nashville, TN  37205-2290


Form 13F File Number: 28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      2/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      771,946
                                         --------------
                                         (In Thousands)


List of Other Included Managers:  Not Applicable

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ------------------ --------- -------- ------------------- ---------- -------- ----------------
                                                             VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ------------------ --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
Abbott Laboratories            Common             002824100   10,798    200,000 SH       DEFINED                X      0    0
Altisource Portfolio Solutions Common             L0175J104    8,186    389,990 SH       DEFINED                X      0    0
Amedisys Inc                   Common             023436108    3,645     75,000 SH       DEFINED                X      0    0
Amedisys Inc                   Option             023436108    3,645     75,000 SH  PUT  DEFINED                X      0    0
Carrizo Oil & Co               Note 4.375%        144577AA1   18,035 21,000,000 PRN      DEFINED                X      0    0
Charming Shoppes Inc.          Common             161133103    9,040  1,397,288 SH       DEFINED                X      0    0
Charming Shoppes Inc.          Note 1.125%        161133AE3    6,333  8,500,000 PRN      DEFINED                X      0    0
Cornell Companies Inc          Common             219141108    2,969    130,800 SH       DEFINED                X      0    0
Entertainment Properties Trust Preferred Series E 29380T600    7,996    321,500 SH       DEFINED                X      0    0
Fifth Third Bancorp            Option             316773100   14,460  1,200,000 SH  PUT  DEFINED                X      0    0
Goldman Sachs Group Inc.       Option             38141G104   16,884    100,000 SH  PUT  DEFINED                X      0    0
Ingram Micro Inc               Common             457153104   20,475  1,173,371 SH       DEFINED                X      0    0
ISHARES Russell 2000           Option             464287655   31,220    500,000 SH  PUT  DEFINED                X      0    0
Jetblue Airways Corp           Option             477143101    1,090    200,000 SH  CALL DEFINED                X      0    0
Johnson & Johnson              Option             478160104   12,882    200,000 SH  CALL DEFINED                X      0    0
Lear Corp                      Common             521865204    1,353     20,000 SH       DEFINED                X      0    0
Pennsylvania Real Estate       Option             709102107    3,825    300,000 SH  CALL DEFINED                X      0    0
Pennsylvania Real Estate       Option             709102107   15,300  1,200,000 SH  PUT  DEFINED                X      0    0
Pre Paid Legal                 Common             740065107    3,504     85,300 SH       DEFINED                X      0    0
Red Robin Gourmet Burgers      Common             75689M101    1,911    106,760 SH       DEFINED                X      0    0
SPDR GOLD TRUST                GLD SHS            78463V107      966      9,000 SH       DEFINED                X      0    0
St Jude Medical                Common             790849103   12,873    350,000 SH       DEFINED                X      0    0
St Jude Medical                Option             790849103    7,356    200,000 SH  CALL DEFINED                X      0    0
SPDR TRUST                     Option             78462F103  557,200  5,000,000 SH  PUT  DEFINED                X      0    0


(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.